UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-6324

Exact name of registrant as specified in charter:	Delaware Group Global & International
Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Emerging Markets Funds

August 31, 2007

	Number of	Value
	Shares	(U.S. $)
Common Stock – 91.41%Δ
Argentina – 1.51%
Cresud ADR	315,700	$6,528,676
†Grupo Financiero Galicia ADR	262,704	2,138,411
IRSA Inversiones y Representaciones GDR	313,700	5,332,900
		13,999,987
Australia – 0.67%
=†Gindalbie Metals	636,400	884,360
†Golden West Resources	24,000	36,266
†Midwest	323,812	642,038
†Murchison Metals	1,308,900	4,626,612
		6,189,276
Brazil – 10.15%
AES Tiete	102,370,000	3,730,609
Banco do Estado do Rio Grande do Sul	226,300	3,719,763
Centrais Eletricas Brasileiras	1,742,184	22,687,457
Cia de Concessoes Rodoviarias	12,122	209,942
Cia Siderurgica Nacional	108,912	6,170,015
CPFL Energia	309,859	5,527,556
†CPFL Energia ADR	110,300	5,828,252
Energias do Brasil	403,200	6,325,431
Petroleo Brasileiro ADR	470,200	25,028,746
Tim Participacoes	235,857	1,262,233
†Tim Participacoes ADR	156,200	5,513,860
†TPI - Triunfo Participacoes e investimentos	129,400	567,197
Votorantim Celulose e Papel ADR	308,658	7,216,424
		93,787,485
China – 11.00%■
China Mobile	434,800	5,910,601
China Mobile ADR	78,000	5,287,620
China Netcom Group ADR	66,800	3,269,860
China Petroleum & Chemical ADR	55,300	6,091,295
†China Properties Group	5,736,000	2,756,442
China Telecom	26,694,581	15,463,310
China Unicom	11,582,979	21,932,926
CNPC	6,833,100	3,628,360
Fountain Set Holdings	3,908,800	1,527,560
†Franshion Properties China	2,882,000	1,071,836
New World China Land	6,458,500	6,396,058
PetroChina	4,278,000	6,254,346
PetroChina ADR	55,000	7,938,150
†Stella International Holdings	203,000	415,494
Texwinca Holdings	4,774,000	3,908,155
†Tom Group	45,574,000	4,281,799
†Tom Online ADR	359,000	5,525,369
		101,659,181
Colombia – 0.38%
†#Almacenes Exito GDR 144A	500,500	3,498,495
		3,498,495
Hungary – 1.26%
Magyar Telekom Telecommunications	942,766	4,757,805
OTP Bank Nyrt	135,792	6,880,497
		11,638,302
Indonesia – 3.11%
Bank Mandiri Persero	20,575,242	7,113,574
Bumi Resources	22,357,023	6,067,982
Gudang Garam	6,200,224	6,297,699
Medco Energi Internasional	3,656,000	1,521,083
Panin Life	82,902,000	1,681,476
Tambang Batubara Bukit Asam	9,873,715	6,043,763
		28,725,577

Israel – 1.22%
Bezeq Israeli Telecommunication	455,234	725,379
†Delek Group	7,739	1,746,561
Israel Chemicals	1,117,140	8,831,768
		11,303,708
Kazakhstan – 0.94%
†KazMunaiGas Exploration Production GDR	405,541	8,719,132
		8,719,132
Malaysia – 3.06%
Eastern & Oriental	3,251,700	2,807,259
Hong Leong Bank	5,472,883	9,386,069
KLCC Property Holdings	3,677,300	3,646,099
Media Prima	3,388,000	2,627,424
Oriental Holdings	1,136,700	2,012,640
Tanjong	951,490	4,612,681
UEM World	2,652,400	3,155,592
		28,247,764
Mexico – 5.35%
Cemex ADR	247,108	7,979,117
Controladora Comercial Mexicana	1,738,600	4,837,761
Fomento Economico Mexicano ADR	136,600	4,759,144
Grupo Mexico Serires B	1,078,546	6,803,843
†Grupo Simec ADR	158,000	1,625,820
Grupo Televisa ADR	571,300	14,888,079
Organizacion Soriana Series B	1,085,542	3,497,781
Wal-Mart de Mexico Series V	1,414,100	5,030,674
		49,422,219
Pakistan – 0.25%
Oil & Gas Development GDR	127,418	2,293,524
		2,293,524
Peru – 1.22%
Cia de Minas Buenaventura ADR	294,600	11,262,558
		11,262,558
Philippines – 0.84%
†GMA Network	2,611,000	589,898
Manila Water	10,161,200	3,181,296
Philippine Long Distance Telephone ADR	68,300	4,011,259
		7,782,453
Poland – 1.28%
Polski Koncern Naftowy Orlen	317,276	6,507,458
Telekomunikacja Polska	694,169	5,369,594
		11,877,052
Russia – 6.46%
†Chelyabinsk Zink Plant GDR	144,400	1,740,020
Gazprom ADR	387,801	16,078,229
LUKOIL ADR	102,720	7,673,184
LUKOIL ADR (London International Exchange)	172,525	12,775,476
Mobile Telesystems ADR	140,500	9,295,480
NovaTek GDR	137,222	6,861,100
†Unified Energy System GDR	41,852	5,247,195
		59,670,684
South Africa – 7.71%
ABSA Group	246,300	4,496,221
Barloworld	280,755	4,828,294
Bell Equipment	21,401	121,714
Gold Fields ADR	232,600	3,526,216
JD Group	319,835	3,122,593
Liberty Group	472,058	5,950,600
Mittal Steel South Africa	560,310	9,717,307
Pretoria Portland Cement	520,941	3,305,109
Remgro	158,049	4,087,067
Sasol	211,437	8,540,227
Standard Bank Group	802,576	11,774,471
Sun International	86,436	1,882,624
Telkom	402,830	9,963,015
		71,315,458
South Korea – 15.41%
Basic House	86,625	750,524
Cheil Industries	103,760	5,679,416
=CJ	126,674	17,193,374

Daelim Industrial	65,492	10,954,818
GS Holdings	100,000	5,167,318
Hyundai Elevator	41,054	7,105,450
†Hyundai Engineering & Construction	56,000	4,520,108
Kookmin Bank	149,755	12,148,056
Korea Electric Power	156,800	3,532,704
Korea Electric Power ADR	220,420	9,840,362
KT	213,064	10,107,657
KT ADR	328,700	7,829,634
Lotte Confectionery	3,389	5,774,769
Lotte Shopping	11,400	4,250,738
POSCO ADR	79,400	12,172,814
Samsung Electronics	27,529	17,354,048
SK	16,438	2,528,655
†SK Energy	40,246	5,511,647
		142,422,092
Taiwan – 12.74%
Cathay Financial Holding	3,747,785	8,341,147
China Steel	7,704,170	10,475,026
Chunghwa Telecom ADR	23,790	416,801
†Eva Airways	8,180,000	3,023,543
Evergreen Marine	15,813,000	10,238,233
†First Financial Holdings	9,120,840	6,305,344
Formosa Chemicals & Fibre	4,270,420	10,399,092
MediaTek	708,750	11,979,854
Mega Financial Holding	8,271,125	5,149,608
President Chain Store	2,831,884	7,354,657
Taiwan Semiconductor Manufacturing	5,089,296	9,662,645
Uni-President Enterprises	10,733,300	12,464,230
United Microelectronics	19,036,933	10,747,058
Wah Lee Industrial	12,723	28,383
†Walsin Lihwa	22,708,000	11,154,881
		117,740,502
Thailand – 3.38%
Bangkok Bank	1,394,076	4,825,257
Charoen Pokphand Foods – Foreign	39,977,600	5,453,080
Kasikornbank NVDR	3,846,500	8,853,431
PTT Exploration & Production Class F	1,140,700	4,056,118
Siam Cement NVDR	1,106,943	8,056,938
		31,244,824
Turkey – 2.95%
Aygaz	570,880	2,050,087
Enka Insaat Ve Sanayi	273,548	2,994,725
Turk Sise ve Cam Fabrikalari	1,567,111	6,575,519
Turkcell Iletisim Hizmet	28,500	513,285
Turkcell Iletisim Hizmet ADR	399,600	2,903,255
Turkiye Is Bankasi Class C	1,316,958	6,435,547
Yazicilar Holding	839,184	5,833,808
		27,306,226
United Kingdom – 0.52%
†Dev Property Development	1,035,200	1,552,410
†Griffin Mining	1,460,487	3,276,535
		4,828,945
Total Common Stock (cost $679,553,635)		844,935,444

Preferred Stock – 6.65%
Brazil – 3.97%
Braskem Class A	287,400	2,636,697
Centrais Elecricas Brasileiras Class B	505,192	6,218,347
Cia Vale do Rio Doce Class A	609,270	25,339,671
LA Fonte Participacoes	4,417,000	2,498,914
		36,693,629
Russia – 0.47%
Transneft	2,918	4,367,626
		4,367,626
South Korea – 2.21%
Hyundai Motor	143,897	5,725,463
Samsung Electronics	31,362	14,720,383
		20,445,846
Total Preferred Stock (cost $40,177,171)		61,507,101

Participation Notes – 0.40%
India – 0.40%
=Lehman CW12 Hindalco Industries	950,600	3,693,399
Total Participation Notes (cost $3,138,956)		3,693,399

Total Value of Securities – 98.46%
(cost $722,869,762)		910,135,944
Receivables and Other Assets Net of Liabilities (See Notes) – 1.54%		14,238,324
Net Assets Applicable to 46,603,916 Shares Outstanding – 100.00%		$924,374,268

†Non-income producing security for the period ended August 31, 2007.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2007, the aggregate amount of Rule 144A securities equaled $3,498,495, which represented 0.38% of the Fund’s net assets. See Note 4 in "Notes."
ΔSecurities have been classified by country of origin.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At August 31, 2007, the aggregate amount of fair valued securities equals $21,771,133, which represented 2.36% of the Fund's net assets. See Note 1 in "Notes."

Summary of Abbreviations:
ADR – American Depositary Receipts
GDR – Global Depositary Receipts
NVDR – Non-Voting Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Global & International Funds – Delaware Emerging Markets Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At August 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$723,221,698
Aggregate unrealized appreciation	203,658,410
Aggregate unrealized depreciation	(16,744,164)
Net unrealized appreciation	$186,914,246

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. No foreign currency exchange contracts were outstanding at August 31, 2007.

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of August 31, 2007, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

5. Termination of New Share Purchases of Class B Shares
As of the close of business on May 31, 2007, each fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund (each a Fund) for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (CDSC) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

6. Subsequent Event
On October 17, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Fund’s custodian.

Schedule of Investments (Unaudited)

Delaware Global Value Fund

August 31, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock – 98.42%Δ
Australia – 2.42%
Coca-Cola Amatil	231,480	$1,801,495
Telstra	217,279	777,031
Telstra - Receipt	208,713	495,321
		3,073,847
Belgium – 1.13%
Dexia	52,197	1,437,198
		1,437,198
Canada – 2.02%
†CGI Group Class A	232,122	2,571,928
		2,571,928
Denmark – 1.31%
Novo Nordisk Class B	15,011	1,669,170
		1,669,170
Finland – 1.58%
Nokia Oyi	61,048	2,010,262
		2,010,262
France – 9.50%
AXA	37,065	1,481,512
Compqagnie de Saint-Gobain	15,639	1,701,543
Lafarge	10,973	1,704,107
Lagardere	17,220	1,405,520
Publicis Groupe	37,127	1,604,455
Sanofi-Aventis	22,509	1,843,748
Total	31,257	2,344,337
		12,085,222
Germany – 3.16%
Bayerische Motoren Werke	31,037	1,896,635
Metro	24,693	2,129,522
		4,026,157
Hong Kong – 2.54%
Esprit Holdings	129,800	1,889,326
Techtronic Industries	1,192,500	1,345,790
		3,235,116
Japan – 12.61%
Asahi Glass	137,500	1,723,054
Canon	27,900	1,595,111
Don Quijote	94,000	1,940,236
Fujitsu	181,000	1,236,471
Honda Motor	31,000	1,022,713
Mitsubishi UFJ Financial Group	121	1,159,944
Nissan Motor	150,600	1,448,902
NTT DoCoMo	966	1,476,655
Ono Pharmaceutical	27,800	1,435,736
Round One	550	1,291,993
Terumo	36,600	1,719,526
		16,050,341
Mexico – 2.24%
†Cemex	409,649	1,327,006
Telefonos de Mexico ADR	43,259	1,528,773
		2,855,779
Netherlands – 2.83%
ING Groep CVA	46,858	1,886,079
Koninklijke Philips Electronics	43,457	1,718,234
		3,604,313
South Korea – 0.95%
Kookmin Bank ADR	14,800	1,205,460
		1,205,460

Sweden – 1.34%
Nordea Bank FDR	112,011	1,703,058
		1,703,058
Switzerland – 1.19%
Novartis AG	28,654	1,511,099
		1,511,099
United Kingdom – 14.73%
AstraZeneca	34,048	1,678,433
BP	213,863	2,406,044
†British Airways	186,334	1,593,850
Greggs	8,055	861,720
HBOS	71,919	1,275,302
Kesa Electricals	289,588	1,804,150
Royal Bank of Scotland Group	142,766	1,658,922
Standard Chartered	50,758	1,565,776
Tomkins	292,519	1,406,618
Travis Perkins	36,916	1,330,065
Vodafone	506,474	1,631,802
WPP Group	107,037	1,524,684
		18,737,366

United States – 38.87%
Abbott Laboratories	29,500	1,531,345
Allstate	27,700	1,516,575
AT&T	38,500	1,534,995
Baxter International	27,100	1,483,996
Bristol-Myers Squibb	50,300	1,466,245
Chevron	17,800	1,562,128
Chubb	31,200	1,595,256
ConocoPhillips	19,400	1,588,666
†Discover Financial Services	61,650	1,426,581
Donnelley (R.R.) & Sons	35,000	1,253,700
duPont (E.I.) deNemours	30,400	1,482,000
Gap	86,100	1,615,236
Hartford Financial Services Group	16,300	1,449,233
Heinz (H.J.)	33,200	1,496,988
Hewlett-Packard	32,500	1,603,875
Huntington Bancshares	79,400	1,366,474
Intel	65,200	1,678,900
International Business Machines	13,800	1,610,322
Kimberly-Clark	21,200	1,456,228
Limited Brands	58,000	1,343,280
Mattel	63,600	1,375,668
Merck	29,900	1,500,083
Morgan Stanley	23,700	1,478,169
Motorola	88,700	1,503,465
Pfizer	61,000	1,515,240
Progress Energy	35,100	1,610,388
Safeway	45,800	1,453,234
Verizon Communications	35,900	1,503,492
Wachovia	32,000	1,567,360
Washington Mutual	41,900	1,538,568
Waste Management	39,900	1,503,033
Wyeth	30,800	1,426,040
†Xerox	82,600	1,414,938
		49,451,701
Total Common Stock (cost $119,493,524)		125,228,017

	Principal
	Amount
Repurchase Agreements – 0.53%
With BNP Paribas 5.05% 9/4/07
(dated 8/31/07, to be repurchased at $473,265,
collateralized by $126,000 U.S. Treasury Notes 2.625%
due 3/15/09, market value $124,246, $207,000
U.S. Treasury Notes 5.625% due 5/15/08, market value
$212,289 and $138,000 U.S. Treasury Notes 6.50%
due 2/15/10, market value $146,102)	$473,000	473,000

With UBS Warburg 5.02% 9/4/07
(dated 8/31/07, to be repurchased at $203,113,
collateralized by $205,000 U.S. Treasury Notes 4.875%
due 1/31/09, market value $207,520)	203,000	203,000
Total Repurchase Agreements (cost $676,000)		676,000

Total Value of Securities – 98.95%
(cost $120,169,524)		125,904,017
Receivables and Other Assets Net of Liabilities (See Notes) – 1.05%		1,329,930
Net Assets Applicable to 10,789,365 Shares Outstanding – 100.00%		$127,233,947

†Non-income producing security for the period ended August 31, 2007.
ΔSecurities have been classified by country of origin.

Summary of Abbreviations:
ADR – American Depositary Receipts
CVA – Dutch Certificate
FDR – Finnish Depositary

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Global & International Funds – Delaware Global Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Funds custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At August 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$120,213,739
Aggregate unrealized appreciation	10,253,832
Aggregate unrealized depreciation	(4,563,554)
Net unrealized appreciation	$5,690,278

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. No foreign currency exchange contracts were outstanding at August 31, 2007.

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of August 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

4. Termination of New Share Purchases of Class B Shares
As of the close of business on May 31, 2007, each fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund (each a Fund) for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (CDSC) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

5. Change in Custodian
On August 2, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285, became the Fund’s custodian.

Schedule of Investments (Unaudited)

Delaware International Value Equity Fund

August 31, 2007

	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.53%Δ
Australia – 4.00%
Coca-Cola Amatil	3,218,922	$25,051,289
*Telstra	2,975,935	10,642,507
Telstra - Receipt	2,859,947	6,787,269
		42,481,065
Belgium – 1.77%
Dexia	681,675	18,769,310
		18,769,310
Canada – 3.26%
†CGI Group Class A	3,119,494	34,564,212
		34,564,212
Denmark – 2.17%
Novo Nordisk Class B	206,673	22,981,305
		22,981,305
Finland – 2.60%
Nokia Oyi	838,724	27,618,517
		27,618,517
France – 15.43%
*AXA	494,535	19,766,877
Compqagnie de Saint-Gobain	214,773	23,367,574
*Lafarge	144,864	22,497,376
*Lagardere	227,934	18,604,289
*Publicis Groupe	511,931	22,123,266
*Sanofi-Aventis	308,210	25,245,968
Total	427,395	32,055,483
		163,660,833
Germany – 5.18%
Bayerische Motoren Werke	421,915	25,782,729
Metro	338,177	29,164,357
		54,947,086
Hong Kong – 4.25%
Esprit Holdings	1,812,616	26,383,837
*Techtronic Industries	16,551,000	18,678,551
		45,062,388
Japan – 20.54%
*Asahi Glass	1,768,900	22,166,617
Canon	381,239	21,796,363
*Don Quijote	1,254,900	25,902,146
*Fujitsu	2,487,900	16,995,664
Honda Motor	427,800	14,113,440
Mitsubishi UFJ Financial Group	1,675	16,057,078
*Nissan Motor	2,080,000	20,011,390
NTT DoCoMo	12,868	19,670,393
*Ono Pharmaceutical	395,100	20,405,016
Round One	7,577	17,798,972
*Terumo	488,700	22,959,899
		217,876,978
Mexico – 3.62%
Cemex S.A.B ADR	544,890	17,594,498
*Telefonos de Mexico ADR	590,673	20,874,384
		38,468,882
Netherlands – 4.67%
ING Groep CVA	635,763	25,590,064
Koninklijke Philips Electronics	605,613	23,945,155
		49,535,219
South Korea – 1.68%
Kookmin Bank	219,342	17,792,921
		17,792,921
Sweden – 2.14%
Nordea Bank	1,484,612	22,683,548
		22,683,548

Switzerland – 1.93%
Novartis AG	388,744	20,500,831
		20,500,831
United Kingdom – 24.29%
AstraZeneca	467,211	23,031,676
BP	2,929,295	32,955,729
†British Airways	2,554,394	21,849,593
Greggs	111,842	11,964,809
HBOS	983,846	17,446,029
Kesa Electricals	3,964,509	24,699,121
Royal Bank of Scotland Group	1,954,859	22,715,205
Standard Chartered	696,220	21,476,897
Tomkins	4,008,041	19,273,214
Travis Perkins	518,353	18,675,996
Vodafone	6,973,270	22,467,093
WPP Group	1,487,952	21,195,062
		257,750,424
Total Common Stock (cost $932,054,392)
	Principal
	Amount
Repurchase Agreements – 1.99%
With BNP Paribas 5.05% 9/4/07
(dated 8/31/07, to be repurchased at $14,785,292
collateralized by $3,925,000 U.S. Treasury Notes 2.625%
due 3/15/19, market value $3,883,791, $6,475,000
U.S. Treasury Notes 5.625% due 5/15/08, market value
$6,635,922 and $4,325,000 U.S. Treasury Notes 6.50%
due 2/15/10, market value $4,566,972)	$14,777,000	14,777,000
With UBS Warburg 5.02% 9/4/07
(dated 8/31/07, to be repurchased at $6,357,544,
collateralized by $6,401,000 U.S. Treasury Notes 4.875%
due 1/31/09, market value $6,486,851)	6,354,000	6,354,000
Total Repurchase Agreements (cost $21,131,000)		21,131,000

Total Value of Securities Before Securities Lending Collateral – 99.52%
(cost $953,185,392)		1,055,824,519
Securities Lending Collateral** – 9.77%
Investment Companies
Mellon GSL DBT II Collateral Fund	103,635,578	103,635,578
Total Securities Lending Collateral (cost $103,635,578)		103,635,578

Total Value of Securities – 109.29%
(cost $1,056,820,970)		1,159,460,097©
Obligation to Return Securities Lending Collateral** – (9.77%)		(103,635,578)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.48%		5,098,543
Net Assets Applicable to 64,214,186 Shares Outstanding – 100.00%		$1,060,923,062

ΔSecurities have been classified by country of origin.
†Non-income producing security for the period ended August 31, 2007.
*Fully or partially on loan.
**See Note 4 in “Notes.”
©Includes $98,604,263 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
CVA – Dutch Certificate

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Global & International Funds – Delaware International Value Equity Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in investment companies, is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At August 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,059,158,743
Aggregate unrealized appreciation	149,850,409
Aggregate unrealized depreciation	(49,549,055)
Net unrealized appreciation	$ 100,301,354

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. No foreign currency exchange contracts were outstanding at August 31, 2007.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At August 31, 2007, the market value of securities on loan was $98,604,263, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At August 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

6. Termination of New Share Purchases of Class B Shares
As of the close of business on May 31, 2007, each fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund (each a Fund) for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (CDSC) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

7. Change in Custodian
On August 2, 2007, Mellon, One Mellon Center, Pittsburgh, PA 15285, became the Fund’s custodian.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: